Investments in Associates and Joint Ventures - Roll forward (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in associates and joint ventures
At January 1	$ 43,427,638	$ 50,450,949
Share of loss of associates and joint ventures, net	(960,415)	(4,803,533)
Share of other comprehensive income of associates	(7,061,676)	4,278,531
Foreign currency translation adjustments	8,946,557	(6,585,695)
Dividends from PDS	(10,000)	(8,000)
Investment in other associate	18,770
Other	129,973	119,238
At December 31	44,436,697	43,427,638
GTAC
Investments in associates and joint ventures
At January 1	844,728
Long-term loans granted to GTAC, net	128,881	155,062
GTAC payments of principal and interest	(183,031)	(178,914)
At December 31	952,721	844,728
TelevisaUnivision
Investments in associates and joint ventures
At January 1	42,326,344
At December 31	$ 43,220,986	$ 42,326,344